Schedule of investments
Delaware Global Real Estate Fund
December 31, 2022 (Unaudited)
	Number of shares	Value (US $)
Common Stocks – 98.77%Δ
Australia − 3.01%
Charter Hall Group	29,308	$ 239,053
Goodman Group	33,806	399,572
HealthCo REIT	120,748	142,226
Lifestyle Communities	10,752	139,602
National Storage REIT	126,505	199,824
NEXTDC †	14,246	88,264
		1,208,541
Belgium − 1.30%
Aedifica	1,965	159,440
Warehouses De Pauw CVA	12,640	361,264
		520,704
Canada − 0.76%
SmartCentres Real Estate Investment Trust	8,677	171,618
Summit Industrial Income REIT	7,829	131,196
		302,814
France − 1.72%
Covivio	3,689	218,966
Gecina	3,230	328,986
Unibail-Rodamco-Westfield †	2,748	143,050
		691,002
Germany − 2.34%
Aroundtown	72,698	169,880
LEG Immobilien	3,775	245,932
Vonovia	22,254	524,556
		940,368
Hong Kong − 5.23%
CK Asset Holdings	65,500	403,215
Link REIT	74,572	547,435
Sun Hung Kai Properties	66,500	909,903
Wharf Real Estate Investment	41,000	238,999
		2,099,552
Japan − 11.51%
Industrial & Infrastructure Fund Investment	275	318,081
Japan Real Estate Investment	74	325,343
Kenedix Retail REIT	102	197,720
Mitsubishi Estate	71,950	938,025
Mitsubishi Estate Logistics REIT Investment	115	369,781
Mitsui Fudosan	13,300	244,941
Nomura Real Estate Master Fund	569	706,698
Sumitomo Realty & Development	28,400	675,377
Tokyu REIT	181	286,174
United Urban Investment	485	556,545
		4,618,685
Singapore − 3.38%
CapitaLand Integrated Commercial Trust	213,800	325,632
Capitaland Investment	125,500	346,685
Digital Core REIT Management Pte	138,900	76,395
	Number of shares	Value (US $)
Common StocksΔ (continued)
Singapore (continued)
Mapletree Commercial Trust	309,000	$ 385,270
Mapletree Logistics Trust	189,100	224,480
		1,358,462
Spain − 1.27%
Cellnex Telecom 144A #	6,045	200,079
Inmobiliaria Colonial Socimi	48,125	309,608
		509,687
Sweden − 1.16%
Castellum	9,947	120,348
Fabege	16,318	138,709
Fastighets Balder Class B †	23,927	111,256
Wihlborgs Fastigheter	12,874	96,849
		467,162
United Kingdom − 3.81%
Big Yellow Group	23,035	319,418
Derwent London	5,396	154,476
Land Securities Group	40,262	302,465
Segro	39,736	366,825
Shaftesbury	26,227	116,682
UNITE Group	24,533	269,899
		1,529,765
United States − 63.28%
Agree Realty	7,941	563,255
Alexandria Real Estate Equities	9,820	1,430,479
American Homes 4 Rent Class A	22,495	677,999
American Tower	1,726	365,670
Americold Realty Trust	20,263	573,646
Apple Hospitality REIT	17,708	279,432
Boston Properties	6,440	435,215
Digital Realty Trust	12,936	1,297,093
DigitalBridge Group	8,147	89,128
Equinix	1,759	1,152,198
Equity LifeStyle Properties	8,526	550,780
Equity Residential	17,374	1,025,066
Essex Property Trust	3,826	810,806
Extra Space Storage	7,072	1,040,857
Federal Realty Investment Trust	3,448	348,386
First Industrial Realty Trust	8,989	433,809
Healthpeak Properties	32,118	805,198
Invitation Homes	8,473	251,140
Kimco Realty	31,150	659,757
Kite Realty Group Trust	23,916	503,432
Mid-America Apartment Communities	1,173	184,149
NETSTREIT	18,544	339,912
Prologis	20,367	2,295,972
Public Storage	5,632	1,578,030
Realty Income	20,682	1,311,859
Rexford Industrial Realty	10,155	554,869
Ryman Hospitality Properties	2,646	216,390
SBA Communications	631	176,876
Simon Property Group	2,660	312,497
Spirit Realty Capital	8,412	335,891
NQ-IV015 [12/22] 2/23 (2745484)    1

Schedule of investments
Delaware Global Real Estate Fund   (Unaudited)
	Number of shares	Value (US $)
Common StocksΔ (continued)
United States (continued)
Sun Communities	5,962	$ 852,566
UDR	23,297	902,293
VICI Properties	43,110	1,396,764
Welltower	22,280	1,460,454
Xenia Hotels & Resorts	14,465	190,649
		25,402,517
Total Common Stocks (cost $40,091,845)		39,649,259

Short-Term Investments – 0.45%
Money Market Mutual Funds – 0.45%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.03%)	45,283	45,283
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.06%)	45,284	45,284
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.23%)	45,284	45,284
	Number ofshares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.11%)	45,283	$ 45,283
Total Short-Term Investments (cost $181,134)		181,134

Total Value of Securities−99.22% (cost $40,272,979)		39,830,393
Receivables and Other Assets Net of Liabilities — 0.78%		312,958
Net Assets Applicable to 4,724,565 Shares Outstanding — 100.00%	$40,143,351
Δ	Securities have been classified by country of risk.
†	Non-income producing security.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2022, the aggregate value of Rule 144A securities was $200,079, which represents 0.50% of the Fund's net assets.

 The following foreign currency exchange contracts were outstanding at December 31, 2022:
Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Depreciation
BNYM	CAD	(48,396)	USD	35,678	1/4/23	$(66)
BNYM	HKD	(24)	USD	3	1/4/23	—
Total Foreign Currency Exchange Contracts						$(66)
The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contract presented above represent the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.
Summary of abbreviations:
BNYM – Bank of New York Mellon
CVA – Certified Dutch Certificate
REIT – Real Estate Investment Trust
Summary of currencies:
CAD – Canadian Dollar
HKD – Hong Kong Dollar
USD – US Dollar
2    NQ-IV015 [12/22] 2/23 (2745484)